Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of September 30, 2023, and December 31, 2022:

	Period Ended
	September 30,	December 31,
	2023	2022
Accounts payable	175,808	$-
Other accrued liabilities	1,995,716	51,229
Total accounts payable and accrued expenses	$2,171,524	$51,229